Leases - Summary of Detailed Information About Right Of Use Assets Explanatory (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Lease Disclosure [Abstract]
Depreciation on right of use assets for discontinued operations	€ 63
Discount unwinding on lease liabilities for discontinued operations	€ 7